Investments - Investments in subsidiaries (Detail) - Rio Tinto plc [member] - United Kingdom [member]	12 Months Ended
Dec. 31, 2017
Rio tinto international holdings limited [member]
Disclosure Of Investments In Subsidiaries Joint Ventures And Associates [Abstract]
Company of operation, Subsidiary	Rio Tinto International Holdings Limited
Principal activities, Subsidiary	Holding company
Country of incorporation, Subsidiary	UK
Ownership percentage in subsidiary	100.00%
Rio tinto european holdings limited [member]
Disclosure Of Investments In Subsidiaries Joint Ventures And Associates [Abstract]
Company of operation, Subsidiary	Rio Tinto European Holdings Limited
Principal activities, Subsidiary	Holding company
Country of incorporation, Subsidiary	UK
Ownership percentage in subsidiary	100.00%